Consolidated Statements of Operations and other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenues
Revenues, net	$ 74,349	$ 72,524
Operating costs and expenses
Cost of revenue (net of $4,148 and $2,550 of government subsidies)	56,823	59,915
General and administrative expenses (net of $318 and $68 of government subsidies)	16,176	13,160
Sales and marketing expenses	2,007	2,231
Goodwill impairment	291
Total operating costs and expenses	75,297	75,306
Loss from operations	(948)	(2,782)
Other operating (expense) income, net (includes $8 and $202 of government subsidies)	(27)	211
Interest expense	(789)	(1,145)
Loss before income taxes	(1,764)	(3,716)
Income tax (expense) benefit	(456)	493
Net loss	(2,220)	(3,223)
Loss (gain) attributable to non-controlling interests	278	(16)
Net loss attributable to Primech Holdings Limited	(1,942)	(3,239)
Total foreign currency translation adjustment	72	(24)
Comprehensive loss	$ (1,870)	$ (3,263)
Earnings loss per share:
Basic (in Dollars per share)	$ (0.05)	$ (0.1)
Diluted (in Dollars per share)	$ (0.05)	$ (0.1)
Weighted average number of ordinary shares outstanding:
Basic (in Shares)	37,584,000	33,929,000
Diluted (in Shares)	37,584,000	33,929,000